Supplement to the current prospectus

MFS(R) Global Growth Fund

Effective immediately, the Financial Highlights section of the Prospectus is restated as follows:

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand a fund's financial performance for the past five years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in the fund's Annual Report to shareholders. The fund's Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The fund's independent registered public accounting firm is Deloitte & Touche LLP.

                                              Years Ended 10/31
                         ------------------------------------------------------------
                            2007       2006        2005       2004          2003

Class A
Net asset value,
beginning of period       $  23.97   $  20.10   $   17.76   $  15.91      $  12.73
                         ---------- ---------- ----------- ----------    ----------
Income (loss) from
investment operations
Net investment income
(loss) (d)                $   0.25   $   0.11   $    0.01   $ (0.01)      $   0.04
Net realized and
unrealized gain (loss)
on investments and
foreign currency              5.28       3.76        2.33       1.86          3.14
                         ---------- ---------- ----------- ----------    ----------
Total from investment
operations                $   5.53   $   3.87   $    2.34   $   1.85      $   3.18
                         ---------- ---------- ----------- ----------    ----------
Less distributions
declared to shareholders
From net investment
income                    $ (0.24)   $      -   $       -   $      -      $      -
                         ---------- ---------- ----------- ----------    ----------
Net asset value, end of
period                    $  29.26   $  23.97   $   20.10   $  17.76      $  15.91
                         ========== ========== =========== ==========    ==========
Total return (%)             23.24      19.25       13.18      11.70(b)(q)   24.90(j)
(r)(s)(t)
                           --------   --------   ---------   --------      --------
Ratios (%) (to average
net assets) and
Supplemental data:
Expenses before expense
reductions (f)                1.58       1.61        1.69       1.70          1.69
Expenses after expense
reductions (f)                1.48       1.51        1.59       1.60          1.59
Net investment income
(loss)                        0.97       0.49        0.07     (0.04)          0.30
Portfolio turnover              68         96          92        163            93
Net assets at end of      $297,956   $290,952   $290,256    $304,348      $306,333
period (000 omitted)


                                                Years Ended 10/31
                              -------------------------------------------------------
                                2007      2006     2005      2004           2003

Class B
Net asset value, beginning of
period                         $22.46   $ 18.98   $16.90   $  15.25      $   12.29
                              -------- --------- -------- ----------    -----------
Income (loss) from investment
operations
Net investment income (loss)
(d)                            $ 0.06   $(0.05)   $(0.13)  $ (0.13)      $  (0.06)
Net realized and unrealized
gain (loss) on investments
and foreign currency             4.95      3.53     2.21       1.78           3.02
                              -------- --------- -------- ----------    -----------
Total from investment
operations                     $ 5.01   $  3.48   $ 2.08   $   1.65      $    2.96
                              -------- --------- -------- ----------    -----------
Less distributions declared
to shareholders
From net investment income     $(0.05)  $     -   $    -   $      -      $       -
                              -------- --------- -------- ----------    -----------
Net asset value, end of period $27.42   $ 22.46   $18.98   $  16.90      $   15.25
                              ======== ========= ======== ==========    ===========
Total return (%) (r)(s)(t)      22.35     18.34    12.31      10.82(b)(q)    24.08(j)
                                ------   -------   ------   --------      ---------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                   2.23      2.26     2.34       2.35           2.34
Expenses after expense
reductions (f)                   2.23      2.26     2.34       2.35            N/A
Net investment income (loss)     0.25    (0.26)    (0.70)    (0.81)         (0.47)
Portfolio turnover                 68        96       92        163             93
Net assets at end of period    $64,416  $75,573   $87,769  $108,750      $ 129,229
(000 omitted)

                                                 Years Ended 10/31
                               ------------------------------------------------------
                                  2007     2006       2005      2004        2003

Class C
Net asset value, beginning of
period                          $ 22.26  $  18.80   $ 16.74   $ 15.11     $  12.18
                               --------- --------- --------- ---------    ---------
Income (loss) from investment
operations
Net investment income (loss)
(d)                             $  0.05  $ (0.06)   $(0.13)   $(0.13)     $ (0.06)
Net realized and unrealized
gain (loss) on investments and
foreign currency                   4.91      3.52      2.19      1.76         2.99
                               --------- --------- --------- ---------    ---------
Total from investment
operations                      $  4.96  $   3.46   $  2.06   $  1.63     $   2.93
                               --------- --------- --------- ---------    ---------
Less distributions declared to
shareholders
From net investment income      $(0.07)  $      -   $     -   $     -     $      -
                               --------- --------- --------- ---------    ---------
Net asset value, end of period  $ 27.15  $  22.26   $ 18.80   $ 16.74     $  15.11
                               ========= ========= ========= =========    =========
Total return (%) (r)(s)(t)        22.33     18.40     12.31     10.79(b)(q)  24.06(j)
                                 -------  --------   -------   -------     --------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                     2.23      2.26      2.34      2.35         2.34
Expenses after expense
reductions (f)                     2.23      2.26      2.34      2.35          N/A
Net investment income (loss)       0.21    (0.27)    (0.69)    (0.81)       (0.47)
Portfolio turnover                   68        96        92       163           93
Net assets at end of period     $20,249  $ 20,450   $20,924   $21,945     $ 24,777
(000 omitted)


                                                Years Ended 10/31
                              -------------------------------------------------------
                                  2007       2006      2005      2004        2003

Class I
Net asset value, beginning of
period                         $   24.46   $ 20.46   $ 18.04   $ 16.11     $ 12.86
                              ----------- --------- --------- ---------   ---------
Income (loss) from investment
operations
Net investment income (d)      $    0.32   $  0.17   $  0.06   $  0.04     $  0.07
Net realized and unrealized
gain (loss) on investments
and foreign currency                5.39      3.83      2.36      1.89        3.18
                              ----------- --------- --------- ---------   ---------
Total from investment
operations                     $    5.71   $  4.00   $  2.42   $  1.93     $  3.25
                              ----------- --------- --------- ---------   ---------
Less distributions declared
to shareholders
From net investment income     $  (0.30)   $     -   $     -   $     -     $     -
                              ----------- --------- --------- ---------   ---------
Net asset value, end of period $   29.87   $ 24.46   $ 20.46   $ 18.04     $ 16.11
                              =========== ========= ========= =========   =========
Total return (%) (r)(s)            23.57     19.55     13.41     11.98(b)(q) 25.27(j)
                                ---------   -------   -------   -------     -------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                      1.23      1.26      1.34      1.34        1.33
Expenses after expense
reductions (f)                      1.23      1.26      1.34      1.34         N/A
Net investment income               1.22      0.74      0.31      0.21        0.53
Portfolio turnover                    68        96        92       163          93
Net assets at end of period
(000 omitted)                  $   7,739   $ 7,368   $ 7,233   $ 7,011     $ 6,249


                                              Years Ended 10/31
                         ------------------------------------------------------------
                           2007        2006       2005       2004        2003(i)

Class R
Net asset value,
beginning of period       $23.73     $ 19.95    $ 17.68     $15.87      $  12.63
                         --------   ---------   --------   --------     ---------
Income (loss) from
investment operations
Net investment income
(loss) (d)                $ 0.20     $  0.06    $(0.03)     $(0.02)     $   0.03
Net realized and
unrealized gain (loss)
on investments and
foreign currency            5.21        3.72       2.30       1.83          3.21
                         --------   ---------   --------   --------     ---------
Total from investment
operations                $ 5.41     $  3.78    $  2.27     $ 1.81      $   3.24
                         --------   ---------   --------   --------     ---------
Less distributions
declared to shareholders
From net investment
income                    $(0.17)    $     -    $     -     $    -      $      -
                         --------   ---------   --------   --------     ---------
Net asset value, end of
period                    $28.97     $ 23.73    $ 19.95     $17.68      $  15.87
                         ========   =========   ========   ========     =========
Total return (%) (r)(s)    22.94       18.95      12.84      11.41(b)(q)   25.65(j)(n)
                           ------     -------    -------     ------      --------
Ratios (%) (to average
net assets) and
Supplemental data:
Expenses before expense
reductions (f)              1.74        1.76       1.85       1.83          1.78(a)
Expenses after expense
reductions (f)              1.74        1.76       1.85       1.83          1.78(a)
Net investment income
(loss)                      0.75        0.28     (0.16)      (0.10)         0.21(a)
Portfolio turnover            68          96         92        163            93
Net assets at end of
period (000 omitted)      $2,767     $ 3,721    $ 3,641     $1,194      $    385

                                        Years Ended 10/31
                               -------------------------------------
                               -------------------------------------
                                  2007        2006       2005(i)

Class R1
Net asset value, beginning of
period                          $ 22.42     $ 18.96     $  18.12
                               ---------   ---------   ----------
Income (loss) from investment
operations
Net investment loss (d)         $(0.10)     $(0.07)     $ (0.08)
Net realized and unrealized
gain (loss) on investments and
foreign currency                   5.06        3.53         0.92(g)
                               ---------   ---------   ----------
Total from investment
operations                      $  4.96     $  3.46     $   0.84
                               ---------   ---------   ----------
Less distributions declared to
shareholders
From net investment income      $(0.09)     $     -     $      -
                               ---------   ---------   ----------
Net asset value, end of period  $ 27.29     $ 22.42     $  18.96
                               =========   =========   ==========
Total return (%) (r)(s)           22.17       18.25         4.64(n)
                                 -------     -------     --------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                     2.35        2.45         2.54(a)
Expenses after expense
reductions (f)                     2.33        2.35         2.52(a)
Net investment loss              (0.43)      (0.35)       (0.77)(a)
Portfolio turnover                   68          96           92
Net assets at end of period
(000 omitted)                   $ 1,009     $   127     $    104

                                          Years Ended 10/31
                                ---------------------------------------
                                ---------------------------------------
                                   2007        2006       2005(i)

Class R2
Net asset value, beginning of
period                           $ 22.54     $ 18.99     $  18.12
                                ---------   ---------   ----------
Income (loss) from investment
operations
Net investment income (loss) (d) $  0.06     $(0.00)(w)  $ (0.08)
Net realized and unrealized
gain (loss) on investments and
foreign currency                    5.01        3.55         0.95(g)
                                ---------   ---------   ----------
Total from investment operations $  5.07     $  3.55     $   0.87
                                ---------   ---------   ----------
Less distributions declared to
shareholders
From net investment income       $(0.13)     $     -     $      -
                                ---------   ---------   ----------
Net asset value, end of period   $ 27.48     $ 22.54     $  18.99
                                =========   =========   ==========
Total return (%) (r)(s)            22.62       18.69         4.80(n)
                                  -------     -------     --------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                      2.00        2.16         2.24(a)
Expenses after expense
reductions (f)                      1.96        2.00         2.20(a)
Net investment income (loss)        0.26      (0.02)       (0.71)(a)
Portfolio turnover                    68          96           92
Net assets at end of period
(000 omitted)                    $   728     $   246     $    213

                                              Years Ended 10/31
                              --------------------------------------------------
                              --------------------------------------------------
                                2007        2006        2005       2004

Class R3
Net asset value, beginning of
period                         $ 23.58     $ 19.85     $17.63     $ 15.87
                              ---------   ---------   --------    --------
Income (loss) from investment
operations
Net investment income (loss)
(d)                            $  0.04     $  0.03     $(0.06)    $(0.07)
Net realized and unrealized
gain (loss) on investments
and foreign currency              5.29        3.70       2.28        1.83
                              ---------   ---------   --------    --------
Total from investment
operations                     $  5.33     $  3.73     $ 2.22     $  1.76
                              ---------   ---------   --------    --------
Less distributions declared
to shareholders
From net investment income     $(0.14)     $     -     $    -     $     -
                              ---------   ---------   --------    --------
Net asset value, end of period $ 28.77     $ 23.58     $19.85     $ 17.63
                              =========   =========   ========    ========
Total return (%) (r)(s)          22.73       18.79      12.59       11.09(b)(q)
                                -------     -------     ------     -------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                    1.90        2.00       2.10        2.08
Expenses after expense
reductions (f)                    1.88        1.90       2.09        2.08
Net investment income (loss)      0.16        0.15      (0.29)     (0.45)
Portfolio turnover                  68          96         92         163
Net assets at end of period
(000 omitted)                  $ 4,168     $   619     $  466     $   239



                                         Years Ended 10/31
                                   2007        2006       2005(i)

Class R4
Net asset value, beginning of
period                           $ 23.91     $ 20.08     $  19.10
                                ---------   ---------   ----------
Income (loss) from investment
operations
Net investment income (d)        $  0.15     $  0.11     $   0.02
Net realized and unrealized
gain (loss) on investments and
foreign currency                    5.33        3.72         0.96(g)
                                ---------   ---------   ----------
Total from investment operations $  5.48     $  3.83     $   0.98
                                ---------   ---------   ----------
Less distributions declared to
shareholders
From net investment income       $(0.23)     $     -     $      -
                                ---------   ---------   ----------
Net asset value, end of period   $ 29.16     $ 23.91     $  20.08
                                =========   =========   ==========
Total return (%) (r)(s)            23.10       19.07         5.13(n)
                                  -------     -------     --------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                      1.62        1.64         1.75(a)
Expenses after expense
reductions (f)                      1.62        1.64         1.75(a)
Net investment income               0.58        0.48         0.20(a)
Portfolio turnover                    68          96           92
Net assets at end of period
(000 omitted)                    $ 3,563     $ 1,857     $     53


                                          Years Ended 10/31
                                   2007        2006       2005(i)

Class R5
Net asset value, beginning of
period                           $ 24.02     $ 20.11     $  19.10
                                ---------   ---------   ----------
Income (loss) from investment
operations
Net investment income (d)        $  0.28     $  0.14     $   0.06
Net realized and unrealized
gain (loss) on investments and
foreign currency                    5.31        3.77         0.95(g)
                                ---------   ---------   ----------
Total from investment operations $  5.59     $  3.91     $   1.01
                                ---------   ---------   ----------
Less distributions declared to
shareholders
From net investment income       $(0.28)     $     -     $      -
                                ---------   ---------   ----------
Net asset value, end of period   $ 29.33     $ 24.02     $  20.11
                                =========   =========   ==========
Total return (%) (r)(s)            23.47       19.44         5.29(n)
                                  -------     -------     --------
Ratios (%) (to average net
assets) and Supplemental data:
Expenses before expense
reductions (f)                      1.33        1.35         1.45(a)
Expenses after expense
reductions (f)                      1.33        1.35         1.45(a)
Net investment income               1.07        0.65         0.50(a)
Portfolio turnover                    68          96           92
Net assets at end of period
(000 omitted)                    $    78     $    63     $     53

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 for Class A, Class B, Class C, Class I and Class R would have been 0.47%, 0.56%, 0.58%, 0.54%, and 0.55% lower, respectively.
(n) Not annualized

(q) The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 for Class A, Class B, Class C, Class I, Class R and Class R3 would have been 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% lower, respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.



             The date of this supplement is February 29, 2008.